Summarized Quarterly Financial Data (unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 349,778	$ 0	$ 0	$ 0	$ 0
Loss from operations	(15,120)	(9,891)	(29,532)	(37,089)	(22,738)	(32,236)	(38,782)	(25,423)	(73,957)	(56,730)	(91,632)	(119,179)	(135,660)
Net loss	$ (35,132)	$ (12,835)	$ (48,101)	$ (169,549)	$ (59,977)	$ (43,559)	$ (213,477)	$ (59,840)	$ (238,274)	$ (230,485)	$ (265,617)	$ (376,853)	$ (194,490)